Stock-Based Compensation	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION:

Stock Options

As of June 30, 2026, and December 31, 2025, the number of ordinary shares included in the Company’s option plans totaled to 49,893,452 and 44,740,618, respectively.

5,000,941 out of the outstanding options that have not yet vested as of June 30, 2026, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of June 30, 2026, the unrecognized compensation costs related to those unvested stock options are $3,019 thousand, which are expected to be recognized over a weighted-average period of 2.85 years.

The following is a summary of the status of the Company’s share option plan as of June 30, 2026:

	Six months ended
	June 30, 2026
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2025	15,857,856	$1.81
Granted during the period	397,628	$1.66
Exercised during the period	(2,652,385)	$0.82
Forfeited during the period	(456,891)	$2.62
Options outstanding as of June 30, 2026	13,146,208	$1.98
Options exercisable as of June 30, 2026	6,629,554	$1.22

The following table summarizes information about stock options outstanding as of June 30, 2026:

Outstanding as of June 30, 2026					Exercisable as of June 30, 2026
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	5,604,875	3.26	0.82	8,071	5,604,875	3.26	0.82	8,071
$1.66-$1.87	400,941	6.53	1.66	241	102,720	6.48	1.67	61
$2.00-$2.13	2,405,710	6.44	2.00	625	32,497	5.25	2.13	4
$2.27	1,156,960	6.00	2.27	-	11,740	6.18	2.27	-
$2.39-$2.41	538,709	5.05	2.40	-	538,709	5.05	2.40	-
$3.25	1,350,000	6.46	3.25	-	-	-	-	-
$4.25	1,350,000	6.46	4.25	-	-	-	-	-
$4.99	147,306	3.55	4.99	-	147,306	3.55	4.99	-
$5.36	131,250	3.001	5.36	-	131,250	3.00	5.36	-
$7.58	56,920	2.55	7.58	-	56,920	2.55	7.58	-
$9.07	3,537	2.46	9.07	-	3,537	2.46	9.07	-

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the six months ended on June 30, 2026	For the six months ended on June 30, 2025
Expected term	4	4-5
Expected volatility	68.19%	59.63%-63.35%
Expected dividend rate	0%	0%
Risk-free rate	3.65%	3.73%-4.36%

During the six-month period ended on June 30, 2026, 397,628 options were granted to related parties (please refer to Note 13 for further information).

As of June 30, 2026, the unrecognized compensation costs related to unvested stock options was $3,850 thousand, which are expected to be recognized over a weighted-average period of 2.82 years.

The weighted-average fair value of the options that were granted during the period ended June 30, 2026, was $1.66 at the grant date.

The total intrinsic value of options exercised during the period of three months ended June 30, 2026 was $3,539 thousand.

The following table presents the classification of the stock options expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	40	37	20	10
Research and development	83	230	42	95
Sales and marketing	30	84	(13)	26
General and administrative	832	311	424	148
Total stock-based compensation	985	662	473	279

Restricted Stock Units

The following is a summary of the status of the Company’s RSU’s as of June 30, 2026, as well as changes during the period of six months ended June 30, 2026:

	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,602,317	$2.95
Granted during the period	4,335,811	$1.38
Vested during the period	(2,577,405)	$3.23
Forfeited during the period	(973,311)	$2.76
Outstanding at the end of the period	9,387,412	$2.17

As of June 30, 2026, the unrecognized compensation cost related to unvested RSUs totaled to approximately $17,995 thousand and is expected to be expensed over a weighted-average recognition period of approximately 2.41 years.

During the six-month period ended on June 30, 2026, 688,929 RSU’s were granted to several related parties (please refer to Note 13 regarding Related Parties).

The following table presents the classification of RSU’s expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	371	459	187	236
Research and development	2,532	3,525	1,266	1,789
Sales and marketing	1,253	1,976	613	807
General and administrative	1,105	1,319	571	664
Total stock-based compensation-RSUs	5,261	7,279	2,637	3,496